General Description of the Plan (Details) - EBP 019	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite number of days, after hire	60 days
Annual increase in automatic rate	0.01
Matched percentage	0.05
Supplemental compensation contributed maximum percentage	0.45
Annual company retirement contribution, percentage of base wage or salary	0.04
Employer and annual retirement contributions	$ 10,420,665	$ 8,643,866
Maximum percentage of account invested in fund	0.20
Vesting period	3 years
Minimum vesting age | year	65
Minimum loan amount	$ 1,000
Loan amount, maximum percentage of account balance	50.00%
Maximum loan amount	$ 50,000
Interest rate	0.01
Maximum borrowing term, general loan	4 years 6 months
Maximum borrowing term, residential purchase loan	20 years
Involuntary cash-out limit	$ 7,000
Cumulative amount to be distributed	$ 14,436,105	7,202,123
Break in service, period	5 years
Forfeiture account balance	$ 16,743	21,058
Reduction in company matching contributions	$ 697,490	$ 437,220
Minimum
EBP, Description of Plan [Line Items]
Automatic rate	5.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic rate	10.00%